INTANGIBLE ASSETS (Details Narrative)		6 Months Ended
	May 23, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Asset Acquisition, Consideration Transferred	$ 14,993,500
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	$ 15,101,651
Accrued Liabilities			$ 3,473,227	$ 27,029,002
Amortization of Intangible Assets